Share-Based Compensation	6 Months Ended
Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

11. Share-Based Compensation

The Company accounts for share-based compensation in accordance with the provisions of ASC 718, Compensation—Stock Compensation, which requires the recognition of expense related to the fair value of share-based compensation awards in the statements of operations. For share options issued under the Company’s share-based compensation plans to employees and members of the Board of Directors (the Board) for their services on the Board, the fair value of each option grant is estimated on the date of grant, and an estimated forfeiture rate is used when calculating share-based compensation expense for the period. For restricted share awards and restricted share units issued under the Company’s share-based compensation plans, the fair value of each grant is calculated based on the Company’s share price on the date of grant. For service-based awards, the Company recognizes share-based compensation expense on a straight-line basis over the requisite service period of the award. For awards subject to both performance and service-based vesting conditions, the Company recognizes share-based compensation expense using an accelerated attribution method when it is probable that the performance condition will be achieved. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. For share-based awards classified as liabilities, the Company accounts for such liability such that the compensation expense will be remeasured at each reporting date until such award is settled. There were no outstanding liability awards as of September 30, 2016 and March 31, 2016. During the three and six months ended September 30, 2015, total compensation expense related to liability awards was not material.

The Company accounts for transactions in which services are received from non-employees in exchange for equity instruments based on the fair value of such services received, or of the equity instruments issued, whichever is more reliably measured. The Company determines the total share-based compensation expense related to non-employee awards using the Black-Scholes option-pricing model. Additionally, in accordance with ASC 505, Equity-Based Payments to Non-Employees, the Company accounts for awards to non-employees prospectively, such that the fair value of the awards will be remeasured at each reporting date until the earlier of (a) the performance commitment date or (b) the date the services required under the arrangement have been completed. During the three and six months ended September 30, 2016 and 2015, the Company did not issue any share-based awards to non-employees.

The fair value of each option grant issued under the Company’s share-based compensation plans was estimated using the Black-Scholes option-pricing model that used the following weighted-average assumptions:

	Six months ended September 30,
	2016	2015
Expected term (in years)	6.1	6.3
Risk-free interest rate	1.5%	2.4%
Expected volatility	41.1%	43.7%
Expected dividend yield	—%	—%
Estimated grant date fair value per ordinary share	$15.38	$10.50

The weighted-average per share fair value of options granted to employees during the six months ended September 30, 2016 and 2015 was $6.39 and $5.70, respectively.

The expected term of options for service-based awards has been determined utilizing the “Simplified Method,” as the Company does not have sufficient historical share option exercise information on which to base its estimate. The Simplified Method is based on the average of the vesting tranches and the contractual life of each grant. In addition, the expected term for certain share-based awards which are subject to service-based and performance-based vesting conditions, is based on management’s estimate of the period of time for which the instrument is expected to be outstanding, factoring in certain assumptions such as the vesting period of the award, length of service and/or the location of the employee. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the share option. Since there was no public market for its ordinary shares prior to the Company’s initial public offering (IPO) and as the Company’s shares have been publicly traded for a limited time, the Company determined the expected volatility for options granted based on an analysis of reported data for a peer group of companies that issue options with substantially similar terms. The expected volatility of options granted has been determined using an average of the historical volatility measures of this peer group of companies. The Company has not paid, nor anticipates paying, cash dividends on its ordinary shares; therefore, the expected dividend yield is assumed to be zero.

Prior to the IPO, in the absence of an active market for the Company’s ordinary shares, the Board, the members of which the Company believes have extensive business, finance, and venture capital experience, were required to estimate the fair value of the Company’s ordinary shares at the time of each grant of a share-based award. The Company and the Board utilized various valuation methodologies in accordance with the framework of the American Institute of Certified Public Accountants’ Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its ordinary shares. Each valuation methodology includes estimates and assumptions that require the Company’s judgment. These estimates and assumptions include a number of objective and subjective factors in determining the value of the Company’s ordinary shares at each grant date, including the following factors: (1) prices paid for the Company’s convertible preferred shares, which the Company had sold to outside investors in arm’s-length transactions, and the rights, preferences, and privileges of the Company’s convertible preferred shares and ordinary shares; (2) valuations performed by an independent valuation specialist; (3) the Company’s stage of development and revenue growth; (4) the fact that the grants of share-based awards involved illiquid securities in a private company; and (5) the likelihood of achieving a liquidity event for the ordinary shares underlying the share-based awards, such as an IPO or sale of the Company, given prevailing market conditions.

The Company believes this methodology to have been reasonable based upon the Company’s internal peer company analyses, and further supported by several arm’s-length transactions involving the Company’s convertible preferred shares. As the Company’s ordinary shares were not actively traded prior to the IPO, the determination of fair value involves assumptions, judgments and estimates. If different assumptions were made, share-based compensation expense, consolidated net income (loss) and consolidated net income (loss) per share could have been significantly different.

Since the IPO, the fair value of the Company’s ordinary shares at the time of each grant of a share-based award have been based on the market value at the time of each grant.

As of September 30, 2016, the Company has four share-based compensation plans and an employee stock purchase plan, which are more fully described below.

Prior to the IPO, the Company granted share-based awards under three share option plans which are the Mimecast Limited 2007 Key Employee Share Option Plan (the 2007 Plan), the Mimecast Limited 2010 EMI Share Option Scheme (the 2010 Plan), and the Mimecast Limited Approved Share Option Plan (the Approved Plan) (the 2007 Plan, the 2010 Plan and the Approved Plan, collectively, the Historical Plans).

Upon the closing of the IPO, the Mimecast Limited 2015 Share Option and Incentive Plan (the 2015 Plan) and the 2015 Employee Stock Purchase Plan (the 2015 ESPP) became effective. Subsequent to the IPO, grants of share-based awards have been made under the 2015 Plan and no further grants under the Historical Plans are permitted.

The 2015 Plan was adopted by the Board on September 2, 2015, approved by our shareholders on November 4, 2015 and became effective on the date of the Company’s IPO. The 2015 Plan allows the compensation committee to make equity-based incentive awards to our officers, employees, non-employee directors and consultants. We have initially reserved a total of 5,500,000 ordinary shares for the issuance of awards under the 2015 Plan. This number is subject to adjustment in the event of a share split, share dividend or other change in our capitalization. The 2015 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2016, by 5% of the outstanding number of ordinary shares on the immediately preceding December 31 or such lesser number of shares as determined by our board of directors. The number of options available for future grant under the 2015 Plan as of September 30, 2016 was 5,752,755.

In September 2015, our board of directors adopted the Mimecast Limited 2015 Employee Share Purchase Plan (ESPP), which was approved by our shareholders on November 4, 2015. The ESPP initially reserves and authorizes for issuance a total of 1,100,000 ordinary shares. This number is subject to adjustment in the event of a share split, share dividend or other change in our capitalization. Participating employees of the Company may purchase ordinary shares during pre-specified purchase periods at a price equal to the lesser of 85% of the fair market value of an ordinary share of the Company at the beginning of the purchase period or 85% of the fair market value of an ordinary share of the Company at the end of the purchase period. The Board has not determined the date on which the initial purchase period will commence under the ESPP.

Under the 2015 Plan, the share option price may not be less than the fair market value of the ordinary shares on the date of grant and the term of each share option may not exceed 10 years from the date of grant. Share options typically vest over 4 years, but vesting provisions can vary based on the discretion of the Board. The Company settles share option exercises under the 2015 Plans through newly issued shares. The Company’s ordinary shares underlying any awards that are forfeited, canceled, withheld upon exercise of an option, or settlement of an award to cover the exercise price or tax withholding, or otherwise terminated other than by exercise will be added back to the shares available for issuance under the 2015 Plan.

Historically, share-based awards granted under the Historical Plans had a term of 10 years from the date of grant and typically vest over 4 years, however, vesting provisions could vary based on the discretion of the Board. Subsequent to the Company’s IPO, the Company’s ordinary shares underlying any awards that are forfeited, canceled, withheld upon exercise of an option, or settlement of an award to cover the exercise price or tax withholding, or otherwise terminated other than by exercise will be not be added back to the shares available for issuance under the Historical Plans.

Certain awards granted by the Company under the Historical Plans are subject to service-based vesting conditions and a performance-based vesting condition based on a liquidity event, defined as either a change of control or an IPO. As a result, no compensation cost related to share-based awards with these performance conditions had been recognized through the date of the Company’s IPO, as the Company had determined that a liquidity event was not probable. Upon the IPO, 100% of the unvested portion of options granted under the Historical Plans prior to May 13, 2014 became vested. For options issued to employees other than those in the Company’s U.S. subsidiary, 25% of the vested shares underlying options became exercisable immediately upon the listing, 50% of the shares underlying options will become exercisable 12 months following the date of the listing, and 25% of the shares underlying options will become exercisable 24 months following the date of the listing. Upon consummation of the IPO, the Company began to record expense for these awards using the accelerated attribution method over the remaining service period. Options granted on or after May 13, 2014 under the 2010 Plan and the Approved Plan shall continue vesting as set forth in the option award agreements.

Share-based compensation expense recognized under the Historical Plans and the 2015 Plan in the accompanying consolidated statements of operations was as follows (in thousands):

	Three months ended September 30,		Six months ended September 30,
	2016	2015	2016	2015
Cost of revenue	$301	$107	$471	$129
Research and development	361	45	733	74
Sales and marketing	1,133	768	2,106	851
General and administrative	470	216	998	925

Total share-based compensation expense	$2,265	$1,136	$4,308	$1,979

Share option activity under the 2015 Plan and the Historical Plans for the six months ended September 30, 2016 was as follows:

	Number of Awards	Weighted Average Exercise Price (3)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands) (1)
Outstanding at March 31, 2016	8,069,866	$5.00	7.16	$38,541
Options granted	334,000	$15.38
Options exercised	(590,486)	$2.64
Options forfeited and cancelled	(125,713)	$8.09

Outstanding at September 30, 2016	7,687,667	$5.54	6.88	$104,509

Exercisable at September 30, 2016	2,433,174	$3.03	5.49	$39,185

Exercisable and expected to be exercisable at September 30, 2016 (2)	7,483,196	$5.41	6.82	$102,676

(1)	The aggregate intrinsic value was calculated based on the positive difference, if any, between the closing price of our ordinary shares on the NASDAQ Stock Market on September 30, 2016, and the exercise price of the underlying options.
(2)	This represents the number of exercisable options as of September 30, 2016 plus the number of options expected to become exercisable as of September 30, 2016 based on the options outstanding as of September 30, 2016, adjusted for the estimated forfeiture rate.
(3)	Certain of the Company’s option grants have an exercise price denominated in British pounds. The weighted-average exercise price at the end of each reporting period was translated into U.S. dollars using the exchange rate at the end of the period. The weighted-average exercise price for the options granted, exercised, forfeited and expired was translated into U.S. dollars using the exchange rate at the applicable date of grant, exercise, forfeiture or expiration, as appropriate.

The total intrinsic value of options exercised was $6.2 million for the six months ended September 30, 2016. Total cash proceeds from option exercises was $1.6 million for the six months ended September 30, 2016.

In November 2015, the Company granted restricted share units (RSUs) to two of its Directors in the amount of 25,000 and 20,000, respectively. The RSU in the amount of 25,000 vests over three years on a monthly basis. The RSU in the amount of 20,000 cliff vested over a five month period and was fully vested as of September 30, 2016. As of September 30, 2016, a total of 18,060 awards remained unvested and the aggregate intrinsic value of unvested shares was $0.3 million.

As of September 30, 2016, there was approximately $12.7 million of unrecognized share-based compensation, net of estimated forfeitures, related to unvested share-based awards subject to service-based vesting conditions, which is expected to be recognized over a weighted-average period of 3.18 years. The total unrecognized share-based compensation cost will be adjusted for future changes in estimated forfeitures.

As of September 30, 2016, there was approximately $1.0 million of unrecognized share-based compensation, net of estimated forfeitures, related to unvested share-based awards, subject to both service-based vesting conditions and a performance-based vesting condition based on a liquidity event, which occurred upon the Company’s IPO. The unrecognized share-based compensation related to these awards is expected to be recognized over a weighted-average period of 0.83 years.